Fees Summary	Jan. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,800,000
Previously Paid Amount	0.00
Total Fee Amount	581.78
Total Offset Amount	0.00
Net Fee	581.78
Narrative - Max Aggregate Offering Price	$ 3,800,000
Final Prospectus	true